Share-Based Payments - Calyxt Eqity Summary of assumptions Vesting Details (Detail) - Calyxt Inc. [member] - Stock options [member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	$ 3.24	$ 10.18	$ 9.09
Share entitlement per options	$ 1	$ 1	$ 1
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.30%	1.70%	2.20%
Exercise price	$ 3.22	$ 4.05	$ 14.24
Grant date share fair value	$ 3.22	$ 4.05	$ 14.24
Expected volatility	77.40%	52.60%	40.90%
Expected term (in years)	6.0	6.8	5.6
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.70%	2.50%	3.00%
Exercise price	$ 7.30	$ 15.39	$ 23.39
Grant date share fair value	$ 7.30	$ 15.39	$ 23.39
Expected volatility	81.20%	78.90%	57.20%
Expected term (in years)	10.0	10.0	10.0